Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Cash provided by Operating activities
Profit (loss) for the year	$ 2,892	$ (3,629)	$ (11,804)
Items not involving cash:
Depreciation and depletion (note 8)	4,456	3,836	3,899
Discount on long-term debt (note 11)	15	115	101
Interest on long-term debt (note 11)	23	349	325
Income tax recovery	(1,449)	1,178	2,229
Lease accretion (note 10)	106	89
Loss on sale of Toiyabe (note 9)	1,116
Sale of Altiplano (note 8)		39
Rehabilitation and closure cost accretion (note 12)	85	72	90
Share-based payments (note 13)	72	44	(104)
Impairment of Mining Interest, Plant and Equipment (note 8)			4,804
Allowance for receivables			441
Loss on disposal of Exploration and Evaluation Asset (note 9)			82
Cash generated by (used in) operating activities before working capital changes	7,316	2,093	63
Change in non-cash working capital items
Amounts receivable	629	1,022	(1,500)
Inventory	(332)	(216)	1,890
Prepaid expenses and advances	(115)	86	(36)
Trade and other payables	(230)	(246)	(425)
Cash inflow from operating activities	7,728	2,739	(8)
Financing activities
Loan payment (note 11)	(2,999)	(1,411)
Interest paid (note 11)	(235)	(514)
Lease payments (note 10)	(724)	(524)
Advance of loan payment (note 11)			2,940
Cash outflow from financing activities	(3,958)	(2,449)	2,940
Investing activities
Investment in exploration and evaluation assets (note 9)	(298)	(427)	(385)
Purchase of mining interest, plant and equipment (note 8)	(1,277)	(2,687)	(3,152)
Proceeds from sale of Altiplano (note 8)	269	1,836
Cash on sale of Toiyabe (note 9)	187
Interest received			159
Cash outflow from investing activities	(1,119)	(1,278)	(2,341)
Total increase (decrease) in cash	2,651	(988)	591
Effect of foreign exchange rate changes on cash	(364)	544	(363)
Cash, beginning of year	2,105	2,549	2,321
Cash, end of year	$ 4,392	2,105	2,549
Non - cash transactions
Warrants issued			171
Accrue in equipment purchased through Trade payables		$ 303	883
San Pedrito [member]
Investing activities
Cash acquired on sale of facility			$ 1,037